Derivatives and hedging activities - Credit derivatives (Details 5) - CHF (SFr) SFr in Billions	3 Months Ended	6 Months Ended
	Dec. 31, 2015	Jun. 30, 2016
Credit Derivatives [Line Items]
Credit protection sold	SFr 378.3	SFr 372.7
Credit protection purchased	356.0	353.8
Other protection purchased	80.4	69.0
Other instruments	17.2	17.8
Total credit derivatives	SFr 831.9	SFr 813.3